Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes

Note 11 – Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, Ebang International is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

The Company’s subsidiaries incorporated in the BVI are not subject to tax on income or capital gain, In addition, payments of dividend by these subsidiaries to their shareholders are not subject to withholding tax in the BVI.

Australia

The Company’ subsidiaries incorporated in Australia are subject to Australian Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Australia tax laws. The Australian Income Tax had significant changes progressively since June 30, 2017. From July 1, 2021, companies that are base rate entities must apply the 25% company tax rate. A company is a base rate entity for an income year if 1) the company’s aggregated turnover for that income year is less than AUD 50,000,000 of that income year, and 2) it has 80% or less of their assessable income in that income year that is base rate entity passive income. Thus the applicable tax rate is 25% for the Company on assessable profits arising in or derived from Australia.

Hong Kong

The Company’ subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD 2,000,000 and 16.5% on any part of assessable profits over HKD 2,000,000.

PRC

The Company’s subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. For the year ended December 31, 2025 and 2024, Redback Technologies (Shanghai) Co., Ltd. was qualified as HNTE and entitled to a preferential income tax rate of 15%. For the years ended December 31, 2025, 2024 and 2023, Zhejiang Ebang was qualified as HNTE and entitled to a preferential income tax rate of 15%. For the year ended December 31, 2023, Hangzhou Dewang, and Ebang IT were qualified as HNTE and entitled to a preferential income tax rate of 15%.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities are entitled to claim 150% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as Super Deduction from January 1, 2018 to December 31, 2020, which was subsequently announced in March 2021 to be further extended to December 31, 2023. In September 2022, the State Taxation Administration of the PRC further announced that for the enterprises entitled to the current pre-tax deduction ratio of 175% for research and development expenses, such ratio is raised to 200% during the period from October 1, 2022 to December 31, 2022. In March 2023, the State Taxation Administration of the PRC announced that for research and development expenses incurred by enterprises during R&D activities, if such expenses are not capitalized as intangible assets but expensed in the current period, an additional pre-tax deduction equivalent to 100% of the actual amount incurred shall be granted starting from January 1, 2023, in addition to the actual deduction as stipulated. For expenses capitalized as intangible assets, 200% of the cost of the intangible assets shall be amortized pre-tax starting from January 1, 2023.

The subsidiaries of the Company incorporated in other countries are subject to income tax pursuant to the rules and regulations of their respective countries of incorporation.

Reconciliation of the differences between statutory income tax rate and the effective tax rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the year ended December 31, 2025 applicable to the PRC operations to income tax expenses after the adoption of ASU 2023-09 is as follows:

	For the year ended
	December 31, 2025
	Amount	Percentage
Statutory income tax rate	3,621,545	25%
Foreign tax effect:
Hong Kong	(901,002)	(6.20)%
Singapore	(225,042)	(1.60)%
Australia	(1,340,806)	(9.30)%
US	(473,007)	(3.30)%
Cayman	2,001,273	13.8%
BVI	(305,986)	(2.10)%
Nontaxable or nondeductible items	(14,756)	(0.10)%
Effect of additional deduction of research and development expense	119,075	0.8%
Effect of PRC income tax exemptions and reliefs	(199,652)	(1.40)%
Recovery from deferred income tax assets	449,118	3.1%
Effect of valuation allowance on deferred income tax assets	(2,736,541)	(18.90)%
Effect of impairment of intangible assets arising from business acquisition in 2024	305,269	2.1%
Others	21,495	0.1%
Total	320,983	2.1%

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2024 and 2023 applicable to the PRC operations to income tax expenses before the adoption of ASU 2023-09 is as follows:

	For the year ended December 31,	For the year ended December 31,
	2024	2023
Statutory income tax rate	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.10)%	(0.20)%
Effect of additional deduction of research and development expense	3.50%	4.80%
Effect of income tax exemptions and reliefs	(2.60)%	(8.00)%
Recovery from deferred income tax assets	3.30%	5.20%
Effect of valuation allowance on deferred income tax assets	(34.10)%	(27.10)%
Income tax difference under different tax jurisdictions	5.00%	4.30%
Others	0.20%	(1.40)%
Total	0.20%	2.60%

The component of provision for income after the adoption of ASU 2023-09 were as follows:

For the year ended December 31, 2025
Current income tax expense	$-
Deferred tax benefit	(320,983)
- Australia	(335,883)
- US	14,900
Income taxes benefit	$(320,983)

The component of provision for income before the adoption of ASU 2023-09 were as follows:

	For the year ended December 31,	For the year ended December 31,
	2024	2023
Current income tax expense	$-	$-
Deferred tax benefit	(42,545)	(1,031,461)
Income taxes benefit	$(42,545)	$(1,031,461)

PRC and international components of loss before income taxes after the adoption of ASU 2023-09 were as follows:

For the year
ended
December 31,
2025
PRC	$(11,212,209)
Foreign	(3,273,972)
Total	$(14,486,181)

For the purpose of presentation in the consolidated balance sheets, deferred income tax assets and liabilities have been offset. Significant components of deferred tax assets and liabilities are as follows:

	As of December 31,	As of December 31,
	2025	2024
Provision for credit losses	$2,032,077	$1,945,535
Net operating loss carryforward	51,942,731	45,769,678
Impairment of VAT recoverable, inventory write-down and others	5,809,405	5,617,458
	59,784,213	53,332,671
Less: valuation allowance	(59,784,213)	(53,332,671)

Deferred tax assets	$-	$-

Intangible assets acquired from business combination transaction	$-	293,847
Property, plant and equipment	3,379	$32,605
Deferred tax liabilities	$3,379	$326,452

Total deferred tax liabilities	$3,379	$326,452

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

The amounts of cumulative net operating loss in 2025 of major tax jurisdictions and the year of expiration are as follows:

Tax Jurisdiction	Amount in US$ (in thousands)	Earliest year of expiration if not utilized
PRC	183,428	2026
Hong Kong	36,513	No expiration
Australia	21,413	No expiration
Singapore	5,505	No expiration
United States	8,670	No expiration
Others	-	Depending on different countries and regions

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. Accordingly, the PRC subsidiaries’ tax years of 2021 through 2025 remain open to examination by the respective tax authorities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.